Schedule of Components of Deferred Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 2,479,000	$ 1,587,000
Less: Valuation allowance	(2,479,000)	(1,587,000)
Net deferred tax assets